Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements
Effects of New Accounting Pronouncements
Adoption of New Accounting Standards
In February 2013, the FASB issued Accounting Standards Update No. 2013-04 (ASU 2013-04), "Liabilities (Topic 405) ─Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date." The amendments in this update provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this update is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The requirements of ASU 2013-04 became effective for us on January 1, 2014 and did not have any material impact on our consolidated financial statements.
In March 2013, the FASB issued Accounting Standards Update No. 2013-05 (ASU 2013-05), "Foreign Currency Matters (Topic 830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity." The amendments in ASU 2013-05 provide guidance on releasing Cumulative Translation Adjustments (CTA) when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, these amendments provide guidance on the release of CTA in partial sales of equity method investments and in step acquisitions. For public entities, the amendments are effective on a prospective basis for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted and early adoption is permitted. ASU 2013-05 became effective for us in the period beginning January 1, 2014 and its adoption did not have an effect on our financial position, results of operations or cash flows.
In July 2013, the FASB issued Accounting Standards Update No. 2013-11 (ASU 2013-11), "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" (a consensus of the FASB Emerging Issues Task Force), which requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction and (2) the entity intends to use the deferred tax asset for that purpose. The ASU does not require new disclosures. It is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. ASU 2013-11 became effective for us in the period beginning January 1, 2014 and its adoption did not have a significant effect on our financial position, results of operations or cash flows.
New Accounting Standards Not Yet Adopted
In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09), "Revenue from Contracts with Customers: Topic 606" which affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition-Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles-Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU. An entity should apply the amendments in this ASU either retrospectively to each prior reporting period presented and the entity may elect certain practical expedients; or, retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. The amendments in this ASU will be effective for our annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. We are currently evaluating the impact on our financial position, results of operations or cash flows.